Common Stock, Stock Option Plans and Stock Compensation Agreements (Tables)	12 Months Ended
Jan. 01, 2012
Common Stock, Stock Option Plans and Stock Compensation Agreements [Abstract]
Summary of option activity

	2011	2010	2009
Risk-free rate	2.41%	2.78%	2.71%
Expected volatility	18.2%	17.4%	19.5%
Expected life	6.0 yrs	6.0 yrs	6.0 yrs
Dividend yield	3.60%	3.30%	3.30%

Stock options outstanding and exercisable

(Shares in Thousands)	Outstanding Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (Dollars in Millions)
Shares at December 28, 2008	215,499	$58.14	$597

Options granted	21,576	58.32
Options exercised	(18,225)	50.97
Options canceled/forfeited	(6,131)	61.85

Shares at January 3, 2010	212,719	58.66	1,310

Options granted	13,996	62.62
Options exercised	(25,020)	51.84
Options canceled/forfeited	(8,005)	62.36

Shares at January 2, 2011	193,690	59.68	648

Options granted	9,530	62.21
Options exercised	(20,160)	56.65
Options canceled/forfeited	(3,601)	62.38

Shares at January 1, 2012	179,459	$60.10	$1,004

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

(Shares in Thousands)	Outstanding			Exercisable
Exercise Price Range	Options	Average Life(1)	Average Exercise Price	Options	Average Exercise Price
$27.57-$49.86	93	1.4	$46.53	93	$46.53
$50.52-$52.80	17,586	1.1	52.20	17,567	52.20
$53.00-$57.30	35,004	1.3	55.19	35,004	55.19
$57.44-$58.34	36,660	5.5	58.33	18,389	58.34
$58.42-$65.10	39,951	7.3	62.14	16,943	61.77
$65.62-$68.37	50,165	3.8	65.97	50,130	65.97

	179,459	4.2	$60.10	138,126	$59.94

(1)	Average contractual life remaining in years.

Summary of Restricted Share Units

(Shares in Thousands)	Outstanding Shares
Shares at December 28, 2008	22,258
Granted	11,172
Issued	(5,714)
Canceled/forfeited	(1,392)

Shares at January 3, 2010	26,324
Granted	12,003
Issued	(6,297)
Canceled/forfeited	(2,296)

Shares at January 2, 2011	29,734
Granted	11,478
Issued	(8,300)
Canceled/forfeited	(1,886)

Shares at January 1, 2012	31,026